Loss per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of basic and diluted net loss per share
Basic and diluted net loss per share for the years ended December 2021, 2022 and 2023 have been calculated as follows:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Numerator:
Net loss attributable to ECARX Holdings Inc.	(1,175,261)	(1,564,878)	(940,191)
Accretion of Redeemable Convertible Preferred Shares	(243,564)	(354,878)	—
Numerator for basic and diluted net loss per share calculation	(1,418,825)	(1,919,756)	(940,191)

Denominator:
Weighted average number of ordinary shares – basic and diluted	236,691,093	239,296,386	337,407,225
Net loss per share attributable to ordinary shareholders
— Basic and diluted	(5.99)	(8.02)	(2.79)

Schedule of potential dilutive instruments
The potentially dilutive instruments that have not been included in the calculation of diluted loss per share as their inclusion would be anti-dilutive are as follows:

	Year ended December 31,
	2021	2022	2023
Redeemable convertible preferred shares	90,724,289	—	—
Warrants	—	23,871,971	23,871,971
Options	—	12,853,364	11,260,718
Convertible notes	—	5,652,174	5,652,174